UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

Legg Mason Partners Variable Portfolios I, Inc.

Legg Mason Partners Variable All Cap Portfolio

FORM N-Q

SEPTEMBER 30, 2006

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 95.8%
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.6%
97,900	Lear Corp.	$2,026,530

Media - 10.9%
521,600	Interpublic Group of Cos. Inc.*	5,163,840
283,400	News Corp., Class A Shares	5,568,810
179,100	News Corp., Class B Shares	3,696,624
472,500	Pearson PLC	6,725,164
314,800	Time Warner Inc.	5,738,804
226,500	Walt Disney Co.	7,001,115

	Total Media	33,894,357

Specialty Retail - 1.7%
142,400	Home Depot Inc.	5,164,848

	TOTAL CONSUMER DISCRETIONARY	41,085,735

CONSUMER STAPLES - 8.0%
Beverages - 0.6%
27,700	Molson Coors Brewing Co., Class B Shares	1,908,530

Food & Staples Retailing - 3.5%
10,971	FHC Delaware Inc. (a)(b)*	52,112
188,500	Safeway Inc.	5,720,975
105,500	Wal-Mart Stores Inc.	5,203,260

	Total Food & Staples Retailing	10,976,347

Food Products - 3.3%
107,800	Kraft Foods Inc., Class A Shares	3,844,148
99,270	Unilever PLC	2,446,840
154,080	Unilever PLC, ADR	3,822,725

	Total Food Products	10,113,713

Household Products - 0.6%
26,800	Kimberly-Clark Corp.	1,751,648

	TOTAL CONSUMER STAPLES	24,750,238

ENERGY - 9.0%
Energy Equipment & Services - 3.5%
40,200	Baker Hughes Inc.	2,741,640
6,100	BJ Services Co.	183,793
40,700	GlobalSantaFe Corp.	2,034,593
117,000	Halliburton Co.	3,328,650
43,000	Schlumberger Ltd.	2,667,290

	Total Energy Equipment & Services	10,955,966

Oil, Gas & Consumable Fuels - 5.5%
63,600	Anadarko Petroleum Corp.	2,787,588
42,800	Chevron Corp.	2,776,008
27,000	ConocoPhillips	1,607,310
44,600	Exxon Mobil Corp.	2,992,660
74,100	Murphy Oil Corp.	3,523,455
140,200	Williams Cos. Inc.	3,346,574

	Total Oil, Gas & Consumable Fuels	17,033,595

	TOTAL ENERGY	27,989,561

FINANCIALS - 19.3%
Capital Markets - 3.8%
10,400	Franklin Resources Inc.	1,099,800
93,300	Merrill Lynch & Co. Inc.	7,297,926
56,900	State Street Corp.	3,550,560

	Total Capital Markets	11,948,286

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
FINANCIALS - 19.3% (continued)
Consumer Finance - 1.5%
84,900	American Express Co.	$4,761,192

Diversified Financial Services - 5.4%
141,264	Bank of America Corp.	7,567,512
193,756	JPMorgan Chase & Co.	9,098,782

	Total Diversified Financial Services	16,666,294

Insurance - 4.9%
62,700	American International Group Inc.	4,154,502
108,200	Chubb Corp.	5,622,072
143,200	CNA Surety Corp.*	2,892,640
28,000	Hartford Financial Services Group Inc.	2,429,000

	Total Insurance	15,098,214

Thrifts & Mortgage Finance - 3.7%
74,900	MGIC Investment Corp.	4,491,753
163,000	PMI Group Inc.	7,141,030

	Total Thrifts & Mortgage Finance	11,632,783

	TOTAL FINANCIALS	60,106,769

HEALTH CARE - 14.8%
Health Care Equipment & Supplies - 0.1%
3,300	Medtronic Inc.	153,252

Life Sciences Tools & Services - 0.5%
138,914	Enzo Biochem Inc.*	1,693,362

Pharmaceuticals - 14.2%
150,400	Abbott Laboratories	7,303,424
57,300	Eli Lilly & Co.	3,266,100
89,200	GlaxoSmithKline PLC, ADR	4,748,116
101,700	Johnson & Johnson	6,604,398
134,500	Novartis AG, ADR	7,860,180
251,800	Pfizer Inc.	7,141,048
141,000	Wyeth	7,168,440

	Total Pharmaceuticals	44,091,706

	TOTAL HEALTH CARE	45,938,320

INDUSTRIALS - 7.6%
Aerospace & Defense - 5.5%
45,100	Boeing Co.	3,556,135
163,500	Honeywell International Inc.	6,687,150
140,600	Raytheon Co.	6,750,206

	Total Aerospace & Defense	16,993,491

Machinery - 2.1%
70,900	Caterpillar Inc.	4,665,220
22,400	Deere & Co.	1,879,584

	Total Machinery	6,544,804

	TOTAL INDUSTRIALS	23,538,295

INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 5.2%
355,700	Cisco Systems Inc.*	8,181,100
183,200	Motorola Inc.	4,580,000
181,500	Nokia Oyj, ADR	3,573,735

	Total Communications Equipment	16,334,835

Computers & Peripherals - 1.6%
49,500	International Business Machines Corp.	4,056,030
16,000	Lexmark International Inc., Class A Shares*	922,560

	Total Computers & Peripherals	4,978,590

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 16.2% (continued)
Electronic Equipment & Instruments - 1.0%
98,500	Agilent Technologies Inc.*	$3,219,965

Internet Software & Services - 1.2%
69,300	eBay Inc.*	1,965,348
85,100	VeriSign Inc.*	1,719,020

	Total Internet Software & Services	3,684,368

Semiconductors & Semiconductor Equipment - 5.1%
210,500	Applied Materials Inc.	3,732,165
42,700	Intel Corp.	878,339
94,600	Novellus Systems Inc.*	2,616,636
12,300	Samsung Electronics Co., Ltd., GDR (c)	4,317,300
434,768	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,173,773

	Total Semiconductors & Semiconductor Equipment	15,718,213

Software - 2.1%
239,300	Microsoft Corp.	6,540,069
44,900	Wave Systems Corp., Class A*	74,534

	Total Software	6,614,603

	TOTAL INFORMATION TECHNOLOGY	50,550,574

MATERIALS - 6.0%
Chemicals - 2.9%
90,600	Dow Chemical Co.	3,531,588
125,600	E.I. du Pont de Nemours & Co.	5,380,704

	Total Chemicals	8,912,292

Metals & Mining - 1.9%
137,800	Alcoa Inc.	3,863,912
44,100	RTI International Metals Inc.*	1,921,878

	Total Metals & Mining	5,785,790

Paper & Forest Products - 1.2%
63,100	Weyerhaeuser Co.	3,882,543

	TOTAL MATERIALS	18,580,625

TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
235,550	Vodafone Group PLC, ADR	5,384,673

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $235,922,757)	297,924,790

FACE AMOUNT
SHORT-TERM INVESTMENT - 4.2%
Repurchase Agreement - 4.2%
$13,198,000	Interest in $518,363,000 joint tri-party repurchase agreement dated 9/29/06 with Greenwich Capital Markets Inc., 5.350% due 10/2/06; Proceeds at maturity - $13,203,884; (Fully collateralized by various U.S. Government Agency Obligations, 4.221% to 7.589% due 11/1/18 to 2/1/37; Market value - $13,462,067) (Cost - $13,198,000)	13,198,000

	TOTAL INVESTMENTS - 100.0% (Cost - $249,120,757#)	311,122,790
	Liabilities in Excess of Other Assets - (0.0)%	(141,014)

	TOTAL NET ASSETS - 100.0%	$310,981,776

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable All Cap Portfolio (formerly known as Salomon Brothers Variable All Cap Fund) (the “Fund”) is a separate non-diversified investment fund of Legg Mason Partners Variable Portfolios I, Inc. (formerly known as Salomon Brothers Variable Series Funds Inc) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$65,648,339
Gross unrealized depreciation	(3,646,306)

Net unrealized appreciation	$62,002,033

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: November 29, 2006